Exeter  Insurance  Fund,  Inc.
Moderate  Growth  Portfolio
Growth  Portfolio
Maximum  Horizon  Portfolio
Semi-Annual  Report
June  30,  2000

Management  Discussion  and  Analysis  -  June  30,  2001  (unaudited)

Dear  Shareholders:

The Moderate Growth, Growth, and Maximum Horizon Portfolios have held up well in what has been a very difficult period in the financial markets. Indeed, over the course of the current bear market, each of the Objectives-Based Series has earned a solid positive return while many of the indices were negative.

As of June 30, the U.S. stock market completed its first positive quarter in over a year, but it is too early to declare the bear market over. After peaking in late May, the NASDAQ index had fallen about 12% by the end of the first week of July. For the first six months of the year, both the S&P and NASDAQ remained well into negative territory. All told, at the end of June the S&P 500 was still nearly 20% down from last year's peak, and NASDAQ was more than 50% down from its peak.

Meanwhile, valuations remain in the top quartile of all-time high levels, and the reality of a slowing economy is beginning to hit Main Street in the form of higher unemployment levels. In other words, investors are not out of the woods yet.

For mixed-asset portfolios such as these, Manning & Napier has managed to stay about even so far this year. For the duration of this current bear market (4/1/00 to 6/30/01), we've earned double-digit POSITIVE returns in each of these Portfolios. Although we are required to show performance over specific calendar-based time periods in these shareholder reports, performance over a market cycle is our ultimate goal, and we will continue to emphasize this bear market period.

We have found in the past that investors who are willing to take an informed view of how to evaluate performance have benefited as a result. We hope that by reinforcing this point at a time when our calendar performance is exceptionally good (in other words, while it's clear that we have no self-serving reason for calling attention to market cycles), the message will have added credibility.

In terms of our management of these Portfolios, this kind of fluctuating environment means two things:

1. Right now you'll notice fewer holdings driven by big-picture overviews. With the market lacking any sustained direction or dominant trend, opportunities are found more by picking our spots within individual industries, rather than by waiting for any top-down sector or market calls.

2. As the market fluctuates up and down, we expect to be active and agile in adjusting holdings to those fluctuations. Our pricing disciplines and stock selection strategies allow us to maneuver within this kind of tight market. The result is that we may get in and out of stocks after a quick gain, sell down positions as stocks run up, or increase positions as prices become more attractive. When the market is not going up as a whole, the only thing left is to work the fluctuations as effectively as possible. One benefit of investing in a variable annuity is that these actions will not create a taxable situation for you.

Absolute returns in any portfolio are especially tough to come by in this type of environment. When working with mixed-asset portfolios, our goal, over the course of a market cycle, is to hold up well during the downturn, get a good share of the early bull market, and then cut back before speculation gets out of hand. This approach is particularly important in the case of the Moderate Growth Portfolio; because of its emphasis on reducing volatility, we will always favor doing well in a bear market over keeping up with a bull market. As most investors have discovered, doing well during the downturn is the hardest part, which is why we are so glad to see that our strategies once again have succeeded in a negative stock environment.

We recognize that our approach is not trendy, and we appreciate that it is our investors' patience with investing for the long term that has allowed us to succeed. We appreciate the opportunity to serve you, and we wish you the best through the remainder of the year.

Sincerely,

Exeter  Asset  Management

Performance  Update  as  of  June  30,  2001  (unaudited)


Moderate  Growth  Portfolio






                                Total Return
Through     Growth of $10,000                  Average
6/30/01         Investment       Cumulative     Annual
One Year    $           10,949          9.49%     9.49%
Inception1  $           14,528         45.28%     8.33%




Lehman  Brothers  Intermediate  Bond  Index2






                                Total Return
Through     Growth of $10,000                  Average
6/30/01         Investment       Cumulative     Annual
One Year    $           11,104         11.04%    11.04%
Inception1  $           13,548         35.48%     6.73%




30-70  Blended  Index3






                                Total Return
Through     Growth of $10,000                  Average
6/30/01         Investment       Cumulative     Annual
One Year    $           10,297          2.97%     2.97%
Inception1  $           15,118         51.18%     9.26%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:






                                          Lehman Brothers
Date      Moderate Growth Portfolio   Intermediate Bond index   30-70 Blended Index
11/01/96  $                   10,000  $                 10,000  $             10,000
12/31/96                      10,110                    10,067                10,211
12/31/97                      11,397                    10,859                11,764
12/31/98                      12,109                    11,775                13,501
12/31/99                      12,601                    11,821                14,360
12/31/00                      14,340                    13,017                14,972
06/30/01                      14,528                    13,548                15,118




[graphic]
[pie  chart]

Portfolio  Composition  -  Moderate  Growth  Portfolio  -  As  of  6/30/01

Stocks  -  33.73%
Bonds  -  61.28%
Cash,  short-term  investments  and  other  assets,  less  liabilities  -  4.99%

1Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolios' inception date. The Portfolio's performance is historical and may not be indicative of future results.
2The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,338 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.
3The 30-70 Blended Index is 30% S&P 500 Total Return Index and 70% Lehman Brothers Intermediate Bond Index (see note 2 above). The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Performance  Update  as  of  June  30,  2001  (unaudited)

Growth  Portfolio






                                Total Return
Through     Growth of $10,000                  Average
6/30/01         Investment       Cumulative     Annual
One Year    $           11,309         13.09%    13.09%
Inception1  $           17,003         70.03%    12.05%




Lehman  Brothers  Intermediate  Bond  Index2






                                Total Return
Through     Growth of $10,000                  Average
6/30/01         Investment       Cumulative     Annual
One Year    $           11,104         11.04%    11.04%
Inception1  $           13,548         35.48%     6.73%




50-50  Blended  Index3






                                Total Return
Through     Growth of $10,000                  Average
6/30/01         Investment       Cumulative     Annual
One Year    $            9,782         -2.18%    -2.18%
Inception1  $           16,278         62.78%    11.01%




[graphic]
[line  chart]

Data  for  the  line  chart  to  follow:






                                 Lehman Brothers
Date      Growth Portfolio   Intermediate Bond Index   50-50 Blended Index
11/01/96  $          10,000  $                 10,000  $             10,000
12/31/96             10,250                    10,067                10,311
12/31/97             12,221                    10,859                12,495
12/31/98             12,474                    10,844                14,874
12/31/99             14,062                    11,821                16,332
12/31/00             16,532                    13,017                16,507
06/30/01             17,003                    13,548                16,278




[graphic]
[pie  chart]

Portfolio  Composition  -  Growth  Portfolio  -  As  of  6/30/01

Stocks  -  45.89%
Bonds  -  46.94%
Cash,  short  term  investments,  and  other  assets,  less  liabilities - 7.17%

1Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolios' inception date. The Portfolio's performance is historical and may not be indicative of future results.
2The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,338 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.
3The 50-50 Blended Index is 50% S&P 500 Total Return Index and 50% Lehman Brothers Aggregate Bond Index. The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 6,144 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Performance  Update  as  of  June  30,  2001  (unaudited)

Maximum  Horizon  Portfolio






                                Total Return
Through     Growth of $10,000                  Average
6/30/01         Investment       Cumulative     Annual
One Year    $           11,185         11.85%    11.85%
Inception1  $           21,353        113.53%    17.66%




Standard  &  Poor's  (S&P)  500  Total  Return  Index2






                                Total Return
Through     Growth of $10,000                  Average
6/30/01         Investment       Cumulative     Annual
One Year    $            8,518        -14.82%   -14.82%
Inception1  $           18,556         85.56%    14.20%




[graphic]
[line  chart]

Data  for  the  line  chart  to  follow:






          Maximum Horizon      Standard & Poor's
Date         Portfolio      500 Total Return Index
11/01/96  $         10,000  $                10,000
12/31/96            10,440                   10,542
12/31/97            12,913                   14,057
12/31/98            13,418                   18,076
12/31/99            18,017                   21,879
12/31/00            21,638                   19,887
06/30/01            21,353                   18,556




[graphic]
[pie  chart]

Portfolio  Composition  -  Maximum  Horizon  Portfolio  -  As  of  6/30/01

Stocks  -  73.90%
Bonds  -  16.38
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 9.72%

1Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolios' inception date. The Portfolio's performance is historical and may not be indicative of future results.
2The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Investment  Portfolio  -  June  30,  2001  (unaudited)







                                                    MODERATE GROWTH               GROWTH               MAXIMUM HORIZON
                                                       PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                                    ---------------             -----------            ---------------

                                                                 VALUE                        VALUE              VALUE
                                                 SHARES        (NOTE 2)        SHARES       (NOTE 2)   SHARES  (NOTE 2)
                                             ---------------  -----------  ---------------  ---------  ------  ---------

COMMON STOCK                                                    33.73%                       45.89%             73.90%
-------------------------------------------                   -----------                   ---------          ---------
AGRICULTURAL PRODUCTION                                             0.84%                       1.28%              1.38%
-------------------------------------------                   -----------                   ---------          ---------
Sylvan, Inc.*                                              -  $        -                75  $    851        -  $      -
Syngenta AG - ADR* (Switzerland) (Note 6)                375       4,050             1,225    13,230      375     4,050
                                                              -----------                   ---------          ---------
                                                                   4,050                      14,081              4,050
                                                              -----------                   ---------          ---------

APPAREL                                                             2.50%                       1.65%              2.58%
-------------------------------------------                   -----------                   ---------          ---------
Adidas-Salomon AG (Germany) (Note 6)                     200      12,123               300    18,184      125     7,577
                                                              -----------                   ---------          ---------

CHEMICAL & ALLIED PRODUCTS                                          6.06%                       8.45%             13.19%
-------------------------------------------                   -----------                   ---------          ---------
PHARMACEUTICAL PREPARATIONS                                         3.59%                       4.17%              4.78%
American Home Products Corp.                               -           -                 -         -       50     2,922
ICN Pharmaceuticals, Inc.                                  -           -                50     1,586        -         -
Merck KGaA (Germany) (Note 6)                              -           -                25       878        -         -
Novartis AG - ADR (Switzerland) (Note 6)                   -           -                25       904        -         -
Pfizer, Inc.                                               -           -                 -         -       50     2,003
Pharmacia Corp.                                          300      13,785               650    29,868      100     4,595
Praecis Pharmaceuticals, Inc.*                             -           -                50       822        -         -
Schering-Plough Corp.                                    100       3,624               300    10,872      125     4,530
The Scotts Co.*                                            -           -                25     1,036        -         -
                                                              -----------                   ---------          ---------
                                                                  17,409                      45,966             14,050
                                                              -----------                   ---------          ---------

PLASTIC MATERIALS                                                   1.48%                       1.96%              2.03%
Eastman Chemical Co.                                     150       7,145               425    20,243      125     5,954
PolyOne Corp.                                              -           -               125     1,301        -         -
                                                              -----------                   ---------          ---------
                                                                   7,145                      21,544              5,954
                                                              -----------                   ---------          ---------

MISCELLANEOUS                                                       0.99%                       2.32%              6.38%
Agrium, Inc. (Canada) (Note 6)                             -           -               125     1,250        -         -
Cypress Bioscience, Inc.*                                  -           -                56       162        -         -
Gillette Co.                                               -           -                 -         -      150     4,349
Minerals Technologies, Inc.                                -           -                 -         -       75     3,219
Procter & Gamble Co.                                      75       4,785               275    17,545       75     4,785
Sherwin-Williams Co.                                       -           -                 -         -      200     4,440
Sigma-Aldrich Corp.                                        -           -               150     5,793       50     1,931
Techne Corp.*                                              -           -                25       813        -         -
                                                              -----------                   ---------          ---------
                                                                   4,785                      25,563             18,724
                                                              -----------                   ---------          ---------
                                                                  29,339                      93,073             38,728
                                                              -----------                   ---------          ---------

COMMERCIAL, PHYSICAL & BIOLOGICAL RESEARCH                             -                        0.08%                 -
-------------------------------------------                   -----------                   ---------          ---------
Monsanto Co.                                               -           -                25       925        -         -
                                                              -----------                   ---------          ---------

COMPUTER INTEGRATED SYSTEMS DESIGN                                     -                        0.18%                 -
-------------------------------------------                   -----------                   ---------          ---------
IDX Systems Corp.*                                         -           -                25       375        -         -
Sabre Holdings Corp.*                                      -           -                25     1,250        -         -
Unisys Corp.*                                              -           -                25       368        -         -
                                                              -----------                   ---------          ---------
                                                                       -                       1,993                  -
                                                              -----------                   ---------          ---------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2001  (unaudited)







                                                         MODERATE GROWTH                 GROWTH           MAXIMUM HORIZON
                                                           PORTFOLIO                   PORTFOLIO             PORTFOLIO
                                                        ---------------               -----------         ---------------
                                                                    VALUE                        VALUE              VALUE
                                                    SHARES        (NOTE 2)        SHARES       (NOTE 2)   SHARES  (NOTE 2)
                                                ---------------  -----------  ---------------  ---------  ------  ---------
ELECTRIC, GAS, & SANITARY SERVICES                                     0.98%                       1.06%              4.54%
----------------------------------------------                   -----------                   ---------          ---------
Ameren Corp.                                                 50  $    2,135               125  $  5,337       50  $  2,135
Cinergy Corp.                                                75       2,621               175     6,116      100     3,495
Newpark Resources, Inc.*                                      -           -                25       278        -         -
Waste Management, Inc.                                        -           -                 -         -      250     7,705
                                                                 -----------                   ---------          ---------
                                                                      4,756                      11,731             13,335
                                                                 -----------                   ---------          ---------

ELECTRONICS & ELECTRICAL EQUIPMENT                                     1.95%                       2.46%              2.95%
----------------------------------------------                   -----------                   ---------          ---------
ADC Telecommunications, Inc.*                                 -           -                25       165        -         -
Altera Corp.*                                                 -           -                25       725        -
American Superconductor Corp.*                                -           -                25       645        -         -
Intel Corp.                                                   -           -                25       731        -         -
Motorola, Inc.                                                -           -                25       414        -         -
Texas Instruments, Inc.                                     300       9,450               775    24,413      275     8,663
                                                                 -----------                   ---------          ---------
                                                                      9,450                      27,093              8,663
                                                                 -----------                   ---------          ---------

FOOD & KINDRED PRODUCTS                                                2.83%                       4.29%              4.77%
----------------------------------------------                   -----------                   ---------          ---------
Earthgrains Co.                                               -           -                25       650        -         -
Fresh Del Monte Produce, Inc.*                                -           -                50       552        -         -
H.J. Heinz Co.                                              125       5,111               400    16,356      125     5,111
Unilever plc - ADR (United Kingdom) (Note 6)                249       8,591               862    29,739      258     8,901
                                                                 -----------                   ---------          ---------
                                                                     13,702                      47,297             14,012
                                                                 -----------                   ---------          ---------

GLASS PRODUCTS                                                         1.90%                       2.77%              2.70%
----------------------------------------------                   -----------                   ---------          ---------
Corning, Inc.                                               550       9,190             1,650    27,571      475     7,937
Libbey, Inc.                                                  -           -                50     1,985        -         -
Waterford Wedgwood plc (Ireland) (Note 6)                     -           -             1,000       921        -         -
                                                                 -----------                   ---------          ---------
                                                                      9,190                      30,477              7,937
                                                                 -----------                   ---------          ---------

INDUSTRIAL & COMMERCIAL MACHINERY  & COMPUTER
EQUIPMENT                                                              1.62%                       1.83%              3.07%
----------------------------------------------                   -----------                   ---------          ---------
Cisco Systems, Inc.*                                          -           -                25       455        -         -
Compaq Computer Corp.                                       325       5,034               775    12,005      275     4,260
Cooper Cameron Corp.*                                        50       2,790                75     4,185       25     1,395
Dell Computer Corp.*                                          -           -                25       654        -         -
Lexmark International, Inc.*                                  -           -                25     1,681       50     3,362
Pall Corp.                                                    -           -                25       588        -         -
Palm, Inc.*                                                   -           -                25       152        -         -
Sun Microsystems, Inc.*                                       -           -                25       393        -         -
                                                                 -----------                   ---------          ---------
                                                                       7,824                      20,113              9,017
                                                                 -----------                   ---------          ---------

NATIONAL & STATE COMMERCIAL BANKS                                         -                           -               2.84%
----------------------------------------------                   -----------                   ---------          ---------
Bank of New York Company, Inc.                                -           -                 -         -       50     2,400
Mellon Financial Corp.                                        -           -                 -         -       75     3,450
State Street Corp.                                            -           -                 -         -       50     2,475
                                                                 -----------                   ---------          ---------
                                                                          -                           -              8,325
                                                                 -----------                   ---------          ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2001  (unaudited)








                                                                      MODERATE GROWTH                 GROWTH        MAXIMUM HORIZON
                                                                        PORTFOLIO                   PORTFOLIO           PORTFOLIO
                                                                     ---------------               -----------          ------

                                                                                  VALUE                        VALUE
                                                                  SHARES        (NOTE 2)        SHARES       (NOTE 2)   SHARES
                                                              ---------------  -----------  ---------------  ---------  ------
NON-DEPOSITORY CREDIT INSTITUTIONS                                                      -                           -
------------------------------------------------------------                   -----------                   ---------
American Express Co.                                                        -  $        -                 -  $      -       75
MBNA Corp.                                                                  -           -                 -         -       75
                                                                               -----------                   ---------
                                                                                        -                           -
                                                                               -----------                   ---------

OIL & GAS EXTRACTION & RELATED SERVICES                                              3.87%                       4.76%
------------------------------------------------------------                   -----------                   ---------
Atwood Oceanics, Inc.*                                                      -           -                25       877        -
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 6)              175       4,093               825    19,297      250
Schlumberger Ltd.                                                         175       9,214               400    21,060      100
Stolt Offshore S.A. - ADR* (United Kingdom) (Note 6)                        -           -                75       919        -
Transocean Sedco Forex, Inc.                                               75       3,094               125     5,156       25
Varco International, Inc.*                                                125       2,326               275     5,118       50
                                                                               -----------                   ---------
                                                                                   18,727                      52,427
                                                                               -----------                   ---------


PAPER & ALLIED PRODUCTS                                                                 -                        0.51%
------------------------------------------------------------                   -----------                   ---------
Aracruz Celulose S.A. - ADR (Brazil) (Note 6)                               -           -               300     5,610      300
Kimberly-Clark Corp.                                                        -           -                 -         -      125
                                                                               -----------                   ---------
                                                                                        -                       5,610
                                                                               -----------                   ---------

PRIMARY METAL INDUSTRIES                                                             0.86%                       0.93%
------------------------------------------------------------                   -----------                   ---------
Intermet Corp.                                                              -           -                75       424        -
Norddeutsche Affinerie AG (Germany) (Note 6)                                -           -                75       857        -
Phelps Dodge Corp.                                                        100       4,150               175     7,263      100
Texas Industries, Inc.                                                      -           -                50     1,720      200
                                                                               -----------                   ---------
                                                                                    4,150                      10,264
                                                                               -----------                   ---------

RETAIL SPECIALTY STORES                                                              0.86%                       1.52%
------------------------------------------------------------                   -----------                   ---------
Amazon.com, Inc.*                                                           -           -                50       707        -
Circuit City Stores - Circuit City Group                                    -           -                 -         -      225
The Gap, Inc.                                                              75       2,175               225     6,525       50
Great Atlantic & Pacific Tea Company, Inc.*                                 -           -                50       740        -
Hancock Fabrics, Inc.                                                       -           -                50       447        -
Home Depot, Inc.                                                            -           -                25     1,164       25
Omnicare, Inc.                                                              -           -                75     1,515        -
Staples, Inc.*                                                            125       1,999               325     5,197      175
Syms Corp.*                                                                 -           -                75       425        -
                                                                               -----------                   ---------
                                                                                    4,174                      16,720
                                                                               -----------                   ---------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS                                                 -                           -
------------------------------------------------------------                   -----------                   ---------
NIKE, Inc. - Class B                                                        -           -                 -         -       50
                                                                               -----------                   ---------








                                                                VALUE
                                                              (NOTE 2)
                                                              ---------
NON-DEPOSITORY CREDIT INSTITUTIONS                                1.83%
------------------------------------------------------------  ---------
American Express Co.                                          $  2,910
MBNA Corp.                                                       2,471
                                                              ---------
                                                                 5,381
                                                              ---------

OIL & GAS EXTRACTION & RELATED SERVICES                           4.45%
------------------------------------------------------------  ---------
Atwood Oceanics, Inc.*                                               -
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 6)     5,848
Schlumberger Ltd.                                                5,265
Stolt Offshore S.A. - ADR* (United Kingdom) (Note 6)                 -
Transocean Sedco Forex, Inc.                                     1,031
Varco International, Inc.*                                         931
                                                              ---------
                                                                13,075
                                                              ---------


PAPER & ALLIED PRODUCTS                                           4.29%
------------------------------------------------------------  ---------
Aracruz Celulose S.A. - ADR (Brazil) (Note 6)                    5,610
Kimberly-Clark Corp.                                             6,987
                                                              ---------
                                                                12,597
                                                              ---------

PRIMARY METAL INDUSTRIES                                          3.76%
------------------------------------------------------------  ---------
Intermet Corp.                                                       -
Norddeutsche Affinerie AG (Germany) (Note 6)                         -
Phelps Dodge Corp.                                               4,150
Texas Industries, Inc.                                           6,878
                                                              ---------
                                                                11,028
                                                              ---------

RETAIL SPECIALTY STORES                                           3.22%
------------------------------------------------------------  ---------
Amazon.com, Inc.*                                                    -
Circuit City Stores - Circuit City Group                         4,050
The Gap, Inc.                                                    1,450
Great Atlantic & Pacific Tea Company, Inc.*                          -
Hancock Fabrics, Inc.                                                -
Home Depot, Inc.                                                 1,164
Omnicare, Inc.                                                       -
Staples, Inc.*                                                   2,798
Syms Corp.*                                                          -
                                                              ---------
                                                                 9,462
                                                              ---------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS                           0.71%
------------------------------------------------------------  ---------
NIKE, Inc. - Class B                                             2,099
                                                              ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2001  (unaudited)








                                                                 MODERATE GROWTH                  GROWTH           MAXIMUM HORIZON
                                                                    PORTFOLIO                    PORTFOLIO             PORTFOLIO
                                                                ---------------                 -----------          -------------

                                                                              VALUE                        VALUE
                                                              SHARES        (NOTE 2)        SHARES       (NOTE 2)   SHARES
                                                          ---------------  -----------  ---------------  ---------  ------
SECURITIES & COMMODITY BROKERS & DEALERS                                            -                           -
--------------------------------------------------------                   -----------                   ---------
Merrill Lynch & Company, Inc.                                           -  $        -                 -  $      -       50
Stilwell Financial, Inc.                                                -           -                 -         -       50
                                                                           -----------                   ---------
-                           -
                                                                           -----------                   ---------

SOCIAL SERVICES                                                                     -                        0.12%
--------------------------------------------------------                   -----------                   ---------
Sunrise Assisted Living, Inc.*                                          -           -                50     1,313        -
                                                                           -----------                   ---------

SOFTWARE                                                                         1.30%                       1.62%
--------------------------------------------------------                   -----------                   ---------
Computer Associates International, Inc.                                 -           -                25       900        -
Electronic Data Systems Corp.                                           -           -                25     1,562        -
J.D. Edwards & Co.*                                                     -           -                25       353        -
Microsoft Corp.*                                                        -           -                25     1,825        -
Oracle Corp.*                                                           -           -                25       475        -
Parametric Technology Corp.*                                          450       6,296               800    11,192      300
ProQuest Co.*                                                           -           -                50     1,550        -
                                                                           -----------                   ---------
                                                                                6,296                      17,857
                                                                           -----------                   ---------

TECHNICAL INSTRUMENTS & SUPPLIES                                                 3.02%                       5.01%
--------------------------------------------------------                   -----------                   ---------
Aclara Biosciences, Inc.*                                               -           -               100       990        -
Apogent Technologies, Inc.*                                             -           -                75     1,845        -
Applera Corp. - Applied Biosystems Group                              125       3,344               375    10,031      125
Boston Scientific Corp.*                                                -           -                50       850        -
Bruker Daltonics, Inc.*                                                 -           -                50       753        -
Eastman Kodak Co.                                                     175       8,169               600    28,008      175
Millipore Corp.                                                        50       3,099               175    10,847       50
Sybron Dental Specialties, Inc.*                                        -           -                25       512        -
Waters Corp.*                                                           -           -                50     1,381        -
                                                                           -----------                   ---------
                                                                               14,612                      55,217
                                                                           -----------                   ---------

TELECOMMUNICATION SERVICES                                                       3.37%                       4.28%
--------------------------------------------------------                   -----------                   ---------
BellSouth Corp.                                                        50       2,014               175     7,047       25
Rogers Communications, Inc. - Class B* (Canada) (Note 6)                -           -                25       379        -
SBC Communications, Inc.                                              150       6,009               400    16,024      100
Sinclair Broadcast Group, Inc.*                                         -           -               150     1,545        -
Sprint Corp.                                                          100       2,136               300     6,408       75
Telecomunicacoes Brasileiras S.A.
(Telebras) - ADR (Brazil) (Note 6)                                     75       3,506               165     7,714       75
Verizon Communications, Inc.                                           50       2,675               150     8,025      100
                                                                           -----------                   ---------
                                                                               16,340                      47,142
                                                                           -----------                   ---------

TESTING LABORATORIES                                                                -                        0.08%
--------------------------------------------------------                   -----------                   ---------
Paradigm Geophysical Ltd.* (Israel) (Note 6)                            -           -               150       938        -
                                                                           -----------                   ---------








                                                            VALUE
                                                          (NOTE 2)
                                                          ---------
SECURITIES & COMMODITY BROKERS & DEALERS                      1.58%
--------------------------------------------------------  ---------
Merrill Lynch & Company, Inc.                             $  2,962
Stilwell Financial, Inc.                                     1,678
                                                          ---------
                                                             4,640
                                                          ---------

SOCIAL SERVICES                                                  -
--------------------------------------------------------  ---------
Sunrise Assisted Living, Inc.*                                   -
                                                          ---------

SOFTWARE                                                      1.43%
--------------------------------------------------------  ---------
Computer Associates International, Inc.                          -
Electronic Data Systems Corp.                                    -
J.D. Edwards & Co.*                                              -
Microsoft Corp.*                                                 -
Oracle Corp.*                                                    -
Parametric Technology Corp.*                                 4,197
ProQuest Co.*                                                    -
                                                          ---------
                                                             4,197
                                                          ---------

TECHNICAL INSTRUMENTS & SUPPLIES                              4.98%
--------------------------------------------------------  ---------
Aclara Biosciences, Inc.*                                        -
Apogent Technologies, Inc.*                                      -
Applera Corp. - Applied Biosystems Group                     3,344
Boston Scientific Corp.*                                         -
Bruker Daltonics, Inc.*                                          -
Eastman Kodak Co.                                            8,169
Millipore Corp.                                              3,099
Sybron Dental Specialties, Inc.*                                 -
Waters Corp.*                                                    -
                                                          ---------
                                                            14,612
                                                          ---------

TELECOMMUNICATION SERVICES                                    5.27%
--------------------------------------------------------  ---------
BellSouth Corp.                                              1,007
Rogers Communications, Inc. - Class B* (Canada) (Note 6)         -
SBC Communications, Inc.                                     4,006
Sinclair Broadcast Group, Inc.*                                  -
Sprint Corp.                                                 1,602
Telecomunicacoes Brasileiras S.A.
(Telebras) - ADR (Brazil) (Note 6)                           3,506
Verizon Communications, Inc.                                 5,350
                                                          ---------
                                                            15,471
                                                          ---------

TESTING LABORATORIES                                             -
--------------------------------------------------------  ---------
Paradigm Geophysical Ltd.* (Israel) (Note 6)                     -
                                                          ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2001  (unaudited)








                                                          MODERATE GROWTH                GROWTH                MAXIMUM HORIZON
                                                             PORTFOLIO                  PORTFOLIO                PORTFOLIO
                                                         ----------------              -----------            ----------------

                                                                      VALUE                         VALUE                  VALUE
                                                      SHARES        (NOTE 2)         SHARES       (NOTE 2)     SHARES    (NOTE 2)
                                                 ----------------  -----------  ----------------  ---------  ----------  ---------
TEXTILE MILL PRODUCTS                                                       -                         0.13%                     -
-----------------------------------------------                    -----------                    ---------              ---------
Albany International Corp. - Class A*                           -  $        -                 75  $  1,417            -  $      -
                                                                   -----------                    ---------              ---------

TRANSPORTATION                                                           1.77%                        2.88%                  4.36%
-----------------------------------------------                    -----------                    ---------              ---------
EQUIPMENT                                                                   -                         0.10%                     -
Wabtec Corp.                                                    -           -                 75     1,125            -         -
                                                                   -----------                    ---------              ---------

RAILROAD                                                                 1.77%                        2.61%                  4.36%
Burlington Northern Santa Fe Corp.                             50       1,508                375    11,314          150     4,525
Canadian National Railway Co. (Canada) (Note 6)               175       7,087                400    16,200          200     8,100
Kansas City Southern Industries, Inc.                           -           -                 75     1,185           12       190
                                                                   -----------                    ---------              ---------
                                                                        8,595                       28,699                 12,815
                                                                   -----------                    ---------              ---------

WATER                                                                       -                         0.17%                     -
Trico Marine Services, Inc.*                                    -           -                175     1,862            -         -
                                                                   -----------                    ---------              ---------
                                                                        8,595                       31,686                 12,815
                                                                   -----------                    ---------              ---------

TOTAL COMMON STOCK                                                    163,328                      505,558                217,021
                                                                   -----------                    ---------              ---------
Identified Cost                                                       161,812                      488,839                216,108

                                                         PRINCIPAL                      PRINCIPAL              PRINCIPAL
                                                          AMOUNT                         AMOUNT                  AMOUNT
-----------------------------------------------          --------- -----------          --------- ---------    --------- ---------
U.S. TREASURY SECURITIES                                                34.39%                       29.22%                 12.91%
-----------------------------------------------                    -----------                    ---------              ---------

U.S. TREASURY BONDS                                                     11.55%                       17.37%                 12.91%
U. S. Treasury Bond, 6.875%, 8/15/2025           $         16,000      17,968   $              -         -   $        -         -
U.S. Treasury Bond, 6.50%, 11/15/2026                           -           -             35,000    37,724            -         -
U.S. Treasury Bond, 5.50%, 8/15/2028                       40,000      37,927            162,000   153,606       40,000    37,927
                                                                   -----------                    ---------              ---------
TOTAL U.S. TREASURY BONDS                                              55,895                      191,330                 37,927
                                                                   -----------                    ---------              ---------
Identified Cost                                                        54,942                      184,196                 38,933

U.S. TREASURY NOTES                                                     22.84%                       11.85%                     -
U.S. Treasury Note, 5.50%, 3/31/2003                        5,000       5,107                  -         -            -         -
U.S. Treasury Note, 6.00%, 8/15/2004                       30,000      31,141                  -         -            -         -
U.S. Treasury Note, 5.875%, 11/15/2004                          -           -             25,000    25,858            -         -
U.S. Treasury Note, 6.75%, 5/15/2005                       60,000      63,886             50,000    53,238            -         -
U.S. Treasury Note, 5.75%, 11/15/2005                       5,000       5,149             50,000    51,491            -         -




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2001  (unaudited)








                                                  MODERATE GROWTH                GROWTH             MAXIMUM HORIZON
                                                     PORTFOLIO                  PORTFOLIO              PORTFOLIO
                                                 ----------------              -----------          ---------------

                                             PRINCIPAL       VALUE         PRINCIPAL      VALUE    PRINCIPAL  VALUE
                                              AMOUNT        (NOTE 2)        AMOUNT       (NOTE 2)   AMOUNT  (NOTE 2)
                                         ----------------  -----------  ---------------  ---------  -------  ---------
U.S. TREASURY NOTES (continued)
U.S. Treasury Note, 6.50%, 10/15/2006    $          5,000  $    5,318    $            -  $      -    $   -  $      -
                                                           -----------                   ---------          ---------
TOTAL U.S. TREASURY NOTES                                     110,601                     130,587                  -
                                                           -----------                   ---------          ---------
Identified Cost                                               107,415                     127,075                  -

TOTAL U.S. TREASURY SECURITIES                                166,496                     321,917             37,927
                                                           -----------                   ---------          ---------
Identified Cost                                               162,357                     311,271             38,933
---------------------------------------                    -----------                   ---------          ---------
U.S. GOVERNMENT AGENCIES                                        26.89%                      17.72%              3.47%
---------------------------------------                    -----------                   ---------          ---------

Federal National Mortgage Association
Note, 5.75%, 4/15/2003                             10,000      10,215                 -         -        -         -
Federal National Mortgage Association
Note, 6.50%, 8/15/2004                             25,000      25,997                 -         -        -         -
Federal National Mortgage Association
Note,  7.125%, 2/15/2005                                -           -            30,000    31,856        -         -
Federal National Mortgage Association
Note, 6.00%, 12/15/2005                                 -           -           105,000   107,112   10,000    10,201
Federal National Mortgage Association
Bond, 6.25%, 5/15/2029                             40,000      38,253                 -         -        -         -
Federal Home Loan Bank Note,
6.75%, 5/1/2002                                    10,000      10,227                 -         -        -         -
Federal Home Loan Bank Note,
5.28%, 1/6/2004                                         -           -            25,000    25,200        -         -
Federal Home Loan Mortgage Corp. Note,
5.50%, 5/15/2002                                   30,000      30,389                 -         -        -         -
Federal Home Loan Mortgage Corp. Note,
5.25%, 2/15/2004                                   15,000      15,099                 -         -        -         -
Federal Home Loan Mortgage Corp. Note,
6.625%, 9/15/2009                                       -           -            30,000    31,072        -         -
                                                           -----------                   ---------          ---------

TOTAL U.S. GOVERNMENT AGENCIES                                130,180                     195,240             10,201
                                                           -----------                   ---------          ---------
Identified Cost                                               128,408                     190,522             10,208
---------------------------------------                    -----------                   ---------          ---------
SHORT-TERM INVESTMENTS                                           4.72%                       6.96%              8.38%
---------------------------------------                    -----------                   ---------          ---------
Dreyfus Treasury Cash Management Fund              22,872      22,872            36,913    36,913   24,620    24,620
U.S. Treasury Bill, 8/30/2001                           -           -            40,000    39,769        -         -
                                                           -----------                   ---------          ---------

TOTAL SHORT-TERM INVESTMENTS                                   22,872                      76,682             24,620
                                                           -----------                   ---------          ---------
Identified Cost                                                22,872                      76,682             24,620




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  June  30,  2001  (unaudited)







                                       MODERATE GROWTH                 GROWTH               MAXIMUM HORIZON
                                          PORTFOLIO                   PORTFOLIO                PORTFOLIO
                                      ---------------                -----------            ---------------

                                                    VALUE                         VALUE               VALUE
                                                   (NOTE 2)                      (NOTE 2)           (NOTE 2)
                                ---------------  -----------  ---------------  -----------  ------  ---------
                                                      99.73%                        99.79%             98.66%
TOTAL INVESTMENTS                                $  482,876                    $1,099,397           $289,769
                                                 -----------                   -----------          ---------
Identified Cost                                     475,449                     1,067,314            289,869

                                                       0.27%                         0.21%              1.34%
OTHER ASSETS, LESS LIABILITIES                        1,325                         2,285              3,922
                                                 -----------                   -----------          ---------

                                                        100%                          100%               100%
NET ASSETS                                       $  484,201                    $1,101,682           $293,691
                                                 ===========                   ===========          =========




*Non-income  producing  security
ADR  =  American  Depository  Receipt

FEDERAL  TAX  INFORMATION:

At June 30, 2001, the net unrealized appreciation (depreciation) based on identified cost for federal income tax purposes were as follows:







Identified cost for federal income tax           $475,449                      $1,067,314           $289,869

Unrealized appreciation                            18,134                          70,230             19,176
Unrealized depreciation                           (10,707)                        (38,147)           (19,276)
                                                 ---------                     -----------          ---------

UNREALIZED APPRECIATION (DEPRECIATION) - NET     $  7,427                      $   32,083           $   (100)
                                                 =========                     ===========          =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Assets  and  Liabilities  (unaudited)







June 30, 2001

                                                                            EXETER INSURANCE FUND, INC.
                                                                           ----------------------------

                                                                  MODERATE GROWTH           GROWTH     MAXIMUM HORIZON
                                                                     PORTFOLIO            PORTFOLIO       PORTFOLIO
                                                            ----------------------------  ----------  ----------------

ASSETS:
Investments in securities (Note 2):
At value*                                                   $                    482,876  $1,099,397  $        289,769
Cash                                                                                   3         204                 -
Foreign currency, at value (cost $16)                                                  -           -                16
Receivable for securities sold                                                     2,044       9,891             4,938
Interest receivable                                                                4,283       6,938               853
Dividends receivable                                                                 370       1,111               410
Foreign tax reclaims receivable                                                       26          49                16
Receivable from investment advisor (Note 3)                                       10,237       5,897            11,451
                                                            ----------------------------  ----------  -----------------

TOTAL ASSETS                                                                     499,839   1,123,487           307,453
                                                            ----------------------------  ----------  -----------------

LIABILITIES:

Accrued directors' fees (Note 3)                                                   4,742       4,742             4,742
Accrued fund accounting fees (Note 3)                                              3,634       2,829             3,481
Payable for securities purchased                                                   4,030      12,090             3,527
Audit fee payable                                                                  1,450       1,424             1,454
Payable for fund shares repurchased                                                  815         247                 6
Other payables and accrued expenses                                                  967         473               552
                                                            ----------------------------  ----------  -----------------

TOTAL LIABILITIES                                                                 15,638      21,805            13,762
                                                            ----------------------------  ----------  -----------------

NET ASSETS                                                  $                    484,201  $1,101,682  $        293,691
                                                            ============================  ==========  =================

NET ASSETS CONSIST OF:

Capital stock                                                                        417         744               230
Additional paid-in-capital                                                       426,893     910,694           240,775
Undistributed net investment income                                               19,030      42,210            13,978
Accumulated net realized gain on investments                                      30,435     115,953            38,809
Net unrealized appreciation (depreciation) on investments                          7,426      32,081              (101)
                                                            ----------------------------  ----------  -----------------

TOTAL NET ASSETS                                            $                    484,201  $1,101,682  $        293,691
                                                            ============================  ==========  =================

SHARES OUTSTANDING                                                                41,602      74,453            23,037

NET ASSET VALUE PER SHARE                                   $                      11.64  $    14.80  $          12.75
                                                            ============================  ==========  =================

*At identified cost                                         $                    475,449  $1,067,314  $        289,869
                                                            ============================  ==========  =================




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Operations  (unaudited)







FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                                             EXETER INSURANCE FUND, INC.
                                                            -----------------------------

                                                MODERATE GROWTH           GROWTH      MAXIMUM HORIZON
                                                   PORTFOLIO             PORTFOLIO       PORTFOLIO
                                         -----------------------------  -----------  -----------------

INVESTMENT INCOME:
Interest                                 $                      8,458   $   13,464   $          1,058
Dividends*                                                      2,169        6,613              2,943
                                         -----------------------------  -----------  -----------------

Total Investment Income                                        10,627       20,077              4,001
                                         -----------------------------  -----------  -----------------


EXPENSES:

Management fees (Note 3)                                        2,413        5,225              1,445
Fund accounting fees (Note 3)                                  24,994       25,052             24,714
Directors' fees (Note 3)                                        4,711        4,711              4,711
Audit fees                                                      3,241        3,252              3,240
Miscellaneous                                                   1,247        1,343              1,434
                                         -----------------------------  -----------  -----------------

Total Expenses                                                 36,606       39,583             35,544

Less Reduction of Expenses (Note 3)                           (33,718)     (33,331)           (33,809)
                                         -----------------------------  -----------  -----------------

Net Expenses                                                    2,888        6,252              1,735
                                         -----------------------------  -----------  -----------------

NET INVESTMENT INCOME                                           7,739       13,825              2,266
                                         -----------------------------  -----------  -----------------


REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net realized gain on investments                               10,459       68,487             13,810
Net change in unrealized depreciation
on investments                                                (11,944)     (53,656)           (20,019)
                                         -----------------------------  -----------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                                 (1,485)      14,831             (6,209)
                                         -----------------------------  -----------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $                      6,254   $   28,656   $         (3,943)
                                         =============================  ===========  =================

*Net of foreign taxes withheld                                     61          275                 88




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets







                                                                           EXETER INSURANCE FUND, INC.
                                                                          -----------------------------

                                                                          MODERATE GROWTH
                                                                             PORTFOLIO                   GROWTH PORTFOLIO
                                                                  -----------------------------         ------------------

                                                                 FOR THE                                      FOR THE
                                                               SIX MONTHS                 FOR THE           SIX MONTHS
                                                                  ENDED                     YEAR               ENDED
                                                                 6/30/01                   ENDED              6/30/01
                                                               (UNAUDITED)                12/31/00          (UNAUDITED)
                                                      -----------------------------  ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                 $                      7,739   $          10,770   $         13,825
Net realized gain on investments                                            10,459              19,981             68,487
Net change in unrealized appreciation (depreciation)
on investments                                                             (11,944)             18,308            (53,656)
                                                      -----------------------------  ------------------  -----------------

Net increase (decrease) from operations                                      6,254              49,059             28,656
                                                      -----------------------------  ------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                                       -              (6,452)                 -
From net realized gain on investments                                            -              (1,782)                 -
                                                      -----------------------------  ------------------  -----------------
Total distributions to shareholders                                              -              (8,234)                 -
                                                      -----------------------------  ------------------  -----------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital
share transactions (Note 5)                                                 (4,970)            156,584             46,070
                                                      -----------------------------  ------------------  -----------------

Net increase (decrease) in net assets                                        1,284             197,409             74,726

NET ASSETS:

Beginning of period                                                        482,917             285,508          1,026,956
                                                      -----------------------------  ------------------  -----------------

END OF PERIOD                                         $                    484,201   $         482,917   $      1,101,682
                                                      =============================  ==================  =================

Undistributed net investment income of                $                     19,030   $          10,774   $         42,210






                                                        GROWTH        MAXIMUM HORIZON
                                                       PORTFOLIO         PORTFOLIO
                                                      -----------     -----------------


                                                                     FOR THE
                                                        FOR THE     SIX MONTHS    FOR THE
                                                         YEAR         ENDED         YEAR
                                                         ENDED       6/30/01       ENDED
                                                       12/31/00    (UNAUDITED)    12/31/00
                                                      -----------  ------------  ----------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                 $   25,903   $     2,266   $   3,718
Net realized gain on investments                          51,886        13,810      36,207
Net change in unrealized appreciation (depreciation)
on investments                                            80,152       (20,019)      8,821
                                                      -----------  ------------  ----------

Net increase (decrease) from operations                  157,941        (3,943)     48,746
                                                      -----------  ------------  ----------

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                               (12,582)            -      (4,880)
From net realized gain on investments                    (12,693)            -     (31,562)
                                                      -----------  ------------  ----------
Total distributions to shareholders                      (25,275)            -     (36,442)
                                                      -----------  ------------  ----------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital
share transactions (Note 5)                              369,242           (41)     57,128
                                                      -----------  ------------  ----------

Net increase (decrease) in net assets                    501,908        (3,984)     69,432

NET ASSETS:

Beginning of period                                      525,048       297,675     228,243
                                                      -----------  ------------  ----------

END OF PERIOD                                         $1,026,956   $   293,691   $ 297,675
                                                      ===========  ============  ==========

Undistributed net investment income of                $   26,608   $    13,978   $  11,702




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights







                                                                                EXETER INSURANCE FUND, INC.
                                                                              -----------------------------

                                                                                MODERATE GROWTH PORTFOLIO
                                                                              -----------------------------
                                                                    FOR THE
                                                                  SIX MONTHS
                                                                     ENDED
                                                                    6/30/01                       FOR THE YEARS ENDED
                                                                  (UNAUDITED)                 12/31/00           12/31/99
                                                         -----------------------------  ---------------------  -------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                    $                      11.49   $              10.38   $      10.95
                                                         -----------------------------  ---------------------  -------------

Income from investment operations:
Net investment income*                                                           0.19                   0.26           0.24
Net realized and unrealized gain (loss) on investments                          (0.04)                  1.16           0.21
                                                         -----------------------------  ---------------------  -------------
Total from investment operations                                                 0.15                   1.42           0.45
                                                         -----------------------------  ---------------------  -------------

Less distributions to shareholders:
From net investment income                                                          -                  (0.24)         (0.34)
From net realized gain on investments                                               -                  (0.07)         (0.68)
                                                         -----------------------------  ---------------------  -------------
Total distributions to shareholders                                                 -                  (0.31)         (1.02)
                                                         -----------------------------  ---------------------  -------------

NET ASSET VALUE - END OF PERIOD                          $                      11.64   $              11.49   $      10.38
                                                         =============================  =====================  =============

Total return2                                                                    1.31%                 13.80%          4.06%

Ratios (to average net assets)/Supplemental Data:
Expenses *                                                                     1.20%3                   1.20%          1.20%
Net investment income *                                                        3.21%3                   3.30%          3.62%
Portfolio turnover                                                               24%                      47%           109%

NET ASSETS - END OF PERIOD (000's omitted)               $                         484   $                483   $        286
                                                         =============================  =====================  =============










                                                                                  FOR THE
                                                                                   PERIOD
                                                           FOR THE YEARS ENDED   11/1/96 1 TO
                                                          12/31/98    12/31/97    12/31/96
                                                         ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD                    $   11.33   $   10.11   $   10.00
                                                         ----------  ----------  ----------

Income from investment operations:
Net investment income*                                        0.35        0.36        0.07
Net realized and unrealized gain (loss) on investments        0.29        0.93        0.04
                                                         ----------  ----------  ----------
Total from investment operations                              0.64        1.29        0.11
                                                         ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                                   (0.36)      (0.07)         --
From net realized gain on investments                        (0.66)         --          --
                                                         ----------  ----------  ----------
Total distributions to shareholders                          (1.02)      (0.07)         --
                                                         ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                          $   10.95   $   11.33   $   10.11
                                                         ==========  ==========  ==========

Total return2                                                 6.25%      12.73%       1.10%

Ratios (to average net assets)/Supplemental Data:
Expenses *                                                    1.20%       1.20%     1.20%3
Net investment income *                                       3.25%       3.35%     4.08%3
Portfolio turnover                                              69%         53%         0%

NET ASSETS - END OF PERIOD (000's omitted)               $     153   $     144   $     128
                                                         ==========  ==========  ==========




The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:








Net investment income (loss)                     ($0.64)   ($1.04)  ($0.28)  ($0.52)  ($1.02)  $  0.04
Ratios of expenses (to average net assets):
Expenses                                        15.17%3     17.60%    9.20%    9.34%   14.16%   2.50%3
Net investment income (loss)                  (10.76%)3   (13.11%)  (4.38%)  (4.89%)  (9.61%)   2.78%3




1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
3Annualized.


The  accompanying  notes  are  an  integral  part  of  the financial statements.






                                                                             EXETER INSURANCE FUND, INC.
                                                                            -----------------------------

                                                                                   GROWTH PORTFOLIO
                                                                            -----------------------------
                                                               FOR THE
                                                             SIX MONTHS
                                                                ENDED
                                                               6/30/01                      FOR THE YEARS ENDED
                                                             (UNAUDITED)                 12/31/00           12/31/99
                                                    -----------------------------  ---------------------  -------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $                      14.40   $              12.57   $      11.90
                                                    -----------------------------  ---------------------  -------------

Income from investment operations:
Net investment income*                                                      0.19                   0.24           0.39
Net realized and unrealized gain on investments                             0.21                   1.95           1.10
                                                    -----------------------------  ---------------------  -------------
Total from investment operations                                            0.40                   2.19           1.49
                                                    -----------------------------  ---------------------  -------------

Less distributions to shareholders:
From net investment income                                                     -                  (0.18)         (0.37)
From net realized gain on investments                                          -                  (0.18)         (0.45)
                                                    -----------------------------  ---------------------  -------------
Total distributions to shareholders                                            -                  (0.36)         (0.82)
                                                    -----------------------------  ---------------------  -------------

NET ASSET VALUE - END OF PERIOD                     $                      14.80   $              14.40   $      12.57
                                                    =============================  =====================  =============

Total return2                                                               2.85%                 17.57%         12.74%

Ratios (to average net assets)/Supplemental Data:
Expenses *                                                                1.20%3                   1.20%          1.20%
Net investment income *                                                   2.65%3                   2.93%          2.45%
Portfolio turnover                                                           33%                     65%            82%

NET ASSETS - END OF PERIOD (000's omitted)          $                      1,102   $              1,027   $        525
                                                    =============================  =====================  =============










                                                                             FOR THE
                                                                              PERIOD
                                                      FOR THE YEARS ENDED   11/1/96 1 TO
                                                     12/31/98    12/31/97    12/31/96
                                                    ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD               $   12.17   $   10.25   $   10.00
                                                    ----------  ----------  ----------

Income from investment operations:
Net investment income*                                   0.20        0.17        0.05
Net realized and unrealized gain on investments        0.01 4        1.80        0.20
                                                    ----------  ----------  ----------
Total from investment operations                         0.21        1.97        0.25
                                                    ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                              (0.09)      (0.05)         --
From net realized gain on investments                   (0.39)         --          --
                                                    ----------  ----------  ----------
Total distributions to shareholders                     (0.48)      (0.05)         --
                                                    ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                     $   11.90   $   12.17   $   10.25
                                                    ==========  ==========  ==========

Total return2                                            2.07%      19.23%       2.50%

Ratios (to average net assets)/Supplemental Data:
Expenses *                                               1.20%       1.20%     1.20%3
Net investment income *                                  2.47%       2.42%     3.11%3
Portfolio turnover                                        138%         90%         3%

NET ASSETS - END OF PERIOD (000's omitted)          $     615   $     318   $     130
                                                    ==========  ==========  ==========




The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:








Net investment income (loss)                    ($0.27)  ($0.25)  ($0.07)  $0.03   ($0.51)  $  0.03
Ratios of expenses (to average net assets):
Expenses                                        7.58%3     7.19%    4.11%   3.30%   10.98%   2.50%3
Net investment income (loss)                  (3.73%)3   (3.06%)  (0.46%)   0.37%  (7.36%)   1.81%3




1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
3Annualized.
4The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund.



The  accompanying  notes  are  an  integral  part  of  the financial statements.






                                                                                  EXETER INSURANCE FUND, INC.
                                                                                 -----------------------------

                                                                                   MAXIMUM HORIZON PORTFOLIO
                                                                                 -----------------------------
                                                                    FOR THE
                                                                  SIX MONTHS
                                                                     ENDED
                                                                    6/30/01                      FOR THE YEARS ENDED
                                                                  (UNAUDITED)                 12/31/00           12/31/99
                                                         -----------------------------  ---------------------  -------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD                   $                      12.92   $              12.42   $      10.66
                                                         -----------------------------  ---------------------  -------------

Income from investment operations:
Net investment income*                                                           0.10                   0.18           0.18
Net realized and unrealized gain (loss) on investments                          (0.27)                  2.14           3.34
                                                         -----------------------------  ---------------------  -------------
Total from investment operations                                                (0.17)                  2.32           3.52
                                                         -----------------------------  ---------------------  -------------

Less distributions to shareholders:
From net investment income                                                          -                  (0.24)         (0.22)
From net realized gain on investments                                               -                  (1.58)         (1.54)
                                                         -----------------------------  ---------------------  -------------
Total distributions to shareholders                                                 -                  (1.82)         (1.76)
                                                         -----------------------------  ---------------------  -------------

NET ASSET VALUE - END OF PERIOD                          $                      12.75   $              12.92   $      12.42
                                                         =============================  =====================  =============

Total return2                                                                  (1.32%)                 20.10%         34.28%

Ratios (to average net assets)/Supplemental Data:
Expenses *                                                                     1.20%3                   1.20%          1.20%
Net investment income*                                                         1.57%3                   1.44%          1.58%
Portfolio turnover                                                                43%                     82%            89%

NET ASSETS - END OF PERIOD (000's omitted)               $                        294   $                298   $        228
                                                         =============================  =====================  =============










                                                                                  FOR THE
                                                                                   PERIOD
                                                           FOR THE YEARS ENDED   11/1/96 1 TO
                                                          12/31/98    12/31/97    12/31/96
                                                         ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD                   $   12.89   $   10.44   $   10.00
                                                         ----------  ----------  ----------

Income from investment operations:
Net investment income*                                        0.13        0.09        0.02
Net realized and unrealized gain (loss) on investments     (0.08)4        2.38        0.42
                                                         ----------  ----------  ----------
Total from investment operations                              0.05        2.47        0.44
                                                         ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                                   (0.16)      (0.02)         --
From net realized gain on investments                        (2.12)         --          --
                                                         ----------  ----------  ----------
Total distributions to shareholders                          (2.28)      (0.02)         --
                                                         ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                          $   10.66   $    12.89   $   10.44
                                                         ==========  ==========  ==========

Total return2                                                 3.91%      23.69%       4.40%

Ratios (to average net assets)/Supplemental Data:
Expenses *                                                    1.20%       1.20%     1.20%3
Net investment income*                                        1.08%       0.78%     1.43%3
Portfolio turnover                                             100%        120%         4%

NET ASSETS - END OF PERIOD (000's omitted)               $     170   $      164   $    132
                                                         ==========  ==========  ==========




The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:








Net investment income (loss)                     ($1.39)   ($2.36)  ($0.67)  ($0.72)   ($1.29)  $  0.00
Ratios of expenses (to average net assets):
Expenses                                        24.59%3     21.94%    8.56%    8.43%    12.76%   2.50%3
Net investment income (loss)                  (21.82%)3   (19.30%)  (5.78%)  (6.15%)  (10.78%)   0.13%3




1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
3Annualized.
4The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund.



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio are no-load diversified portfolios (collectively the "Portfolios") of Exeter Insurance Fund, Inc. The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts which are in turn established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Fund are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company and Keyport Benefit Life Insurance Company.

The total authorized capital stock of the Fund consists of 300 million shares of common stock each having a par value of $0.01. As of June 30, 2001, the shares are currently classified into six classes of shares including: Class A - Moderate Growth Portfolio, Class B - Growth Portfolio, Class C - Maximum Horizon Portfolio, Class D - Equity Portfolio, Class E - Small Cap Portfolio, and Class F - Bond Portfolio. Currently, only shares of Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio have been issued.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of original discount securities, is earned from settlement date and accrued daily, according to the yield-to-maturity basis.

The Portfolios use the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  INCOME  TAXES
The Portfolios' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolios are not subject to federal income tax to the extent that the Portfolios qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax has been made in the financial statements.

Notes  to  Financial  Statements  (unaudited)

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income  are made annually.
Distributions of net realized gains, if any, are distributed annually. An additional distribution may be necessary to avoid taxation of the Portfolios. Distributions are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in timing of the recognition of gains or losses, including investments in passive foreign investment companies, market discount and losses deferred due to wash sales. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Portfolios may periodically make reclassifications among their capital accounts without impacting their net asset values. Any such reclassifications are not reflected in the financial highlights.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolios and the amounts actually received. The effects of the changes in foreign currency exchange rates on securities are not stated separately in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.


OTHER
The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

CHANGE  IN  ACCOUNTING  PRINCIPLE
As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Series did not amortize market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Portfolios, but resulted in the following changes, based on the securities held by the Portfolios on January 1, 2001:

MODERATE  GROWTH  PORTFOLIO
     increase  cost  of  securities                         $     517
     decrease  unrealized  appreciation  (depreciation)     $     517

GROWTH  PORTFOLIO
     increase  cost  of  securities                         $   1,777
     decrease  unrealized  appreciation  (depreciation)     $   1,777

MAXIMUM  HORIZON  PORTFOLIO
     increase  cost  of  securities                         $      10
     decrease  unrealized  appreciation  (depreciation)     $      10

The  effect  of  this  change  for  the  six  months  ended  June  30, 2001 was:

MODERATE  GROWTH  PORTFOLIO
     increase  net  investment  income                      $     193
     decrease  net  unrealized  appreciation  (depreciation)$     165
     decrease  net  realized  gains  (losses)               $      28

Notes  to  Financial  Statements  (unaudited)

GROWTH  PORTFOLIO
     increase  net  investment  income                      $     678
     decrease  net  unrealized  appreciation  (depreciation)$     563
     decrease  net  realized  gains  (losses)               $     115

MAXIMUM  HORIZON  PORTFOLIO
     increase  net  investment  income                      $       5
     decrease  net  realized  gains  (losses)               $       5

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.


3.     TRANSACTIONS  WITH  AFFILIATES
The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor") dba Exeter Asset Management, for which each Portfolio pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of each Portfolio's average daily net assets.

Under  the  Fund's  Investment  Advisory  Agreement (the "Agreement") dba Exeter
Asset Management, personnel of the Advisor provide the Portfolios with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Portfolios' organization. The Advisor also provides the Funds with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and of all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend which is allocated among all the Portfolios of the Fund. In addition, these Directors also receive a per meeting fee for each Portfolio of the Fund.

The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Portfolios in order to maintain total expenses for each of the Portfolios at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and assumed expenses amounting to $31,305 for the Moderate Growth Portfolio, $28,106 for the Growth Portfolio, and $32,364 for the Maximum Horizon Portfolio for the six months ended June 30, 2001.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. These services are provided at no additional cost to the Portfolios.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Portfolios.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

Notes  to  Financial  Statements  (unaudited)

4.     PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2001 were as follows:







                                   PURCHASES                      SALES
                                --------------               --------------
PORTFOLIOS                 OTHER ISSUERS   GOVERNMENT   OTHER ISSUERS   GOVERNMENT
-------------------------  --------------  -----------  --------------  -----------
Moderate Growth Portfolio  $       82,750  $    60,990  $       68,761  $    39,674
Growth Portfolio                  194,037      193,677         248,771       85,461
Maximum Horizon Portfolio          80,654       64,684          85,024       30,594




5.          CAPITAL  STOCK  TRANSACTIONS

     Transactions  in  capital  shares  of  Portfolios  were  as  follows:







                                      FOR THE SIX MONTHS               FOR THE YEAR
                                        ENDED 6/30/01                 ENDED 12/31/00
                                      -------------------            ----------------
PORTFOLIOS                       SHARES              AMOUNT          SHARES       AMOUNT
-------------------------  -------------------  ----------------  -------------  ---------
MODERATE GROWTH PORTFOLIO
Sold                                       --   $            --         14,760   $158,965
Reinvested                                 --                --            753      8,234
Repurchased                              (428)           (4,970)          (985)   (10,615)
                           -------------------  ----------------  -------------  ---------
Net change                               (428)  $        (4,970)        14,528   $156,584
                           ===================  ================  =============  =========

GROWTH PORTFOLIO
Sold                                    3,233   $        47,583         28,082   $349,088
Reinvested                                 --                --          1,875     25,275
Repurchased                              (103)           (1,513)          (398)    (5,121)
                           -------------------  ----------------  -------------  ---------
Net change                              3,130   $        46,070         29,559   $369,242
                           ===================  ================  =============  =========

MAXIMUM HORIZON PORTFOLIO
Sold                                       --   $            --          1,586   $ 20,740
Reinvested                                 --                --          3,083     36,442
Repurchased                                (2)              (41)            (4)       (54)
                           -------------------  ----------------  -------------  ---------
Net change                                 (2)  $           (41)         4,665   $ 57,128
                           ===================  ================  =============  =========




6.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable domestic companies and the United States Government.

7.     FINANCIAL  INSTRUMENTS
The Portfolios may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Portfolios on June 30, 2001.

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